Financial Risk Management Objectives and Policies - Summary of Sensitivity Analysis of Foreign Currency Risk (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	0.93756	0.88292	0.81493
Euro weakens by 1% against U.S. dollars [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.0773	1.1439
Profit/(loss)	€ (709)	€ (117)
Carrying amount	€ 71,055	€ 11,670
Euro weakens by 1% against U.S. dollars [Member] | Immatics US Inc [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.0773	1.1439
Carrying amount	€ (18,873)	€ 28,961
OCI	€ 189	€ (290)
Euro weakens by 1% against U.S. dollars [Member] | Immatics N.V. [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.0773	1.1439
Profit/(loss)	€ (820)	€ (103)
Carrying amount	€ 81,968	€ 10,307
Euro strengths by 1% against U.S. dollars [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.0559	1.1213
Profit/(loss)	€ 723	€ 119
Carrying amount	€ 72,491	€ 11,906
Euro strengths by 1% against U.S. dollars [Member] | Immatics US Inc [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.0559	1.1213
Carrying amount	€ (19,255)	€ 29,547
OCI	€ (193)	€ 295
Euro strengths by 1% against U.S. dollars [Member] | Immatics N.V. [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.0559	1.1213
Profit/(loss)	€ 836	€ 105
Carrying amount	€ 83,624	€ 10,516
Euro weakens by 5% against U.S. dollars [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.1199	1.1892
Profit/(loss)	€ (3,409)	€ (561)
Carrying amount	€ 68,349	€ 11,225
Euro weakens by 5% against U.S. dollars [Member] | Immatics US Inc [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.1199	1.1892
Carrying amount	€ (18,154)	€ 27,858
OCI	€ 908	€ (1,393)
Euro weakens by 5% against U.S. dollars [Member] | Immatics N.V. [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.1199	1.1892
Profit/(loss)	€ (3,942)	€ (496)
Carrying amount	€ 78,845	€ 9,915
Euro strengths by 5% against U.S. dollars [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.0133	1.076
Profit/(loss)	€ 3,768	€ 620
Carrying amount	€ 75,543	€ 12,407
Euro strengths by 5% against U.S. dollars [Member] | Immatics US Inc [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.0133	1.076
Carrying amount	€ (20,065)	€ 30,791
OCI	€ (1,003)	€ 1,540
Euro strengths by 5% against U.S. dollars [Member] | Immatics N.V. [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.0133	1.076
Profit/(loss)	€ 4,357	€ 548
Carrying amount	€ 87,145	€ 10,958
Euro weakens by 10% against U.S. dollars [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.1733	1.2459
Profit/(loss)	€ (6,508)	€ (1,072)
Carrying amount	€ 65,242	€ 10,715
Euro weakens by 10% against U.S. dollars [Member] | Immatics US Inc [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.1733	1.2459
Carrying amount	€ (17,329)	€ 26,592
OCI	€ 1,733	€ (2,659)
Euro weakens by 10% against U.S. dollars [Member] | Immatics N.V. [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.1733	1.2459
Profit/(loss)	€ (7,526)	€ (946)
Carrying amount	€ 75,261	€ 9,464
Euro strengths by 10% against U.S. dollars [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	0.9599	1.0193
Profit/(loss)	€ 7,954	€ 1,310
Carrying amount	€ 79,740	€ 13,096
Euro strengths by 10% against U.S. dollars [Member] | Immatics US Inc [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	0.9599	1.0193
Carrying amount	€ (21,180)	€ 32,501
OCI	€ (2,118)	€ 3,250
Euro strengths by 10% against U.S. dollars [Member] | Immatics N.V. [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	0.9599	1.0193
Profit/(loss)	€ 9,199	€ 1,157
Carrying amount	€ 91,986	€ 11,567